Available for Sale Investments of Insurance Subsidiary which have Unrealized Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	$ 13,664	$ 4,584
Unrealized losses, Less than one year	81	62
Fair value, One year or greater	53	2,283
Unrealized losses, One year or greater		435
Fair value, Total	13,717	6,867
Unrealized losses, Total	81	497
Debt securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	11,233
Unrealized losses, Less than one year	18
Fair value, One year or greater	53
Unrealized losses, One year or greater
Fair value, Total	11,286
Unrealized losses, Total	18
Equity by industry
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	1,684	469
Unrealized losses, Less than one year	61	55
Fair value, One year or greater		2,026
Unrealized losses, One year or greater		426
Fair value, Total	1,684	2,495
Unrealized losses, Total	61	481
Equity by industry | Consumer
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	717
Unrealized losses, Less than one year	21
Fair value, One year or greater		234
Unrealized losses, One year or greater		15
Fair value, Total	717	234
Unrealized losses, Total	21	15
Equity by industry | Healthcare
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	161	78
Unrealized losses, Less than one year	3	9
Fair value, One year or greater		188
Unrealized losses, One year or greater		5
Fair value, Total	161	266
Unrealized losses, Total	3	14
Equity by industry | Financial Services
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	194	48
Unrealized losses, Less than one year	2	1
Fair value, One year or greater		339
Unrealized losses, One year or greater		85
Fair value, Total	194	387
Unrealized losses, Total	2	86
Equity by industry | Other
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	612	343
Unrealized losses, Less than one year	35	45
Fair value, One year or greater		416
Unrealized losses, One year or greater		198
Fair value, Total	612	759
Unrealized losses, Total	35	243
Equity by industry | Industrial
Schedule Of Available For Sale Securities [Line Items]
Fair value, One year or greater		367
Unrealized losses, One year or greater		53
Fair value, Total		367
Unrealized losses, Total		53
Equity by industry | Technology
Schedule Of Available For Sale Securities [Line Items]
Fair value, One year or greater		482
Unrealized losses, One year or greater		70
Fair value, Total		482
Unrealized losses, Total		70
Corporate bonds | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	4,699	4,115
Unrealized losses, Less than one year	8	7
Fair value, One year or greater	53	257
Unrealized losses, One year or greater		9
Fair value, Total	4,752	4,372
Unrealized losses, Total	8	16
Debt securities issued by US government agencies | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	4,916
Unrealized losses, Less than one year	8
Unrealized losses, One year or greater
Fair value, Total	4,916
Unrealized losses, Total	8
U.S. Treasury notes | Debt securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	1,618
Unrealized losses, Less than one year	2
Unrealized losses, One year or greater
Fair value, Total	1,618
Unrealized losses, Total	2
Certificates of deposit
Schedule Of Available For Sale Securities [Line Items]
Fair value, Less than one year	747
Unrealized losses, Less than one year	2
Unrealized losses, One year or greater
Fair value, Total	747
Unrealized losses, Total	$ 2